UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __09/30/05____

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ CIBC World Markets Corp.____________
Address: _____425 Lexington Avenue, Fifth Floor______
         _____New York, NY 10017 _________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:


____Vince Saponar_____    	  ___New York, NY__       __11/15/05__
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______0_______

Form 13F Information Table Entry Total: ___67____

Form 13F Information Table Value Total: ___113,102,801___



Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number   	Name



PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE SEP05
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

NOBLE CORPORATION             SHS  G65422100    1,369,200    20,000 CALL    20,000        0        0        20,000        0        0
WEATHERFORD INTERNATIONAL LT  COM  G95089101      109,856     1,600          1,600        0        0         1,600        0        0
WEATHERFORD INTERNATIONAL LT  COM  G95089101    2,183,388    31,800 CALL    31,800        0        0        31,800        0        0
ADVANCED MICRO DEVICES INC    COM  007903107      894,600    35,500 PUT     35,500        0        0        35,500        0        0
AMERICAN TOWER CORP           CL A 029912201      566,365    22,700 PUT     22,700        0        0        22,700        0        0
ANNALY MTG MGMT INC           COM  035710409       73,815     5,700          5,700        0        0         5,700        0        0
ANNALY MTG MGMT INC           COM  035710409      129,500    10,000 PUT     10,000        0        0        10,000        0        0
BIOVAIL CORP                  COM  09067J109      257,070    11,000 PUT     11,000        0        0        11,000        0        0
BOTTOMLINE TECH DEL INC       COM  101388106      383,286    25,400         25,400        0        0        25,400        0        0
CACHE INC                     COM  127150308      550,777    36,164         36,164        0        0        36,164        0        0
CAL DIVE INTL INC             COM  127914109    2,164,768    34,150         34,150        0        0        34,150        0        0
CHARMING SHOPPES INC          NOTE 161133AC7    3,651,000  3000,000       3000,000        0        0      3000,000        0        0
CHECKFREE CORP NEW            COM  162813109      297,151     7,857          7,857        0        0         7,857        0        0
CHECKFREE CORP NEW            COM  162813109    1,891,000    50,000 PUT     50,000        0        0        50,000        0        0
CHESAPEAKE ENERGY CORP        COM  165167107    4,192,200   109,600 PUT    109,600        0        0       109,600        0        0
CHICAGO MERCANTILE HLDGS INC  CL A 167760107   10,119,000    30,000         30,000        0        0        30,000        0        0
CHIRON CORP                   COM  170040109      392,850     9,000          9,000        0        0         9,000        0        0
CHIRON CORP                   COM  170040109      392,850     9,000 PUT      9,000        0        0         9,000        0        0
CITADEL BROADCASTING CORP     COM  17285T106      411,900    30,000         30,000        0        0        30,000        0        0
COMVERSE TECHNOLOGY INC       COM  205862402      315,240    12,000 PUT     12,000        0        0        12,000        0        0
DEVON ENERGY CORP NEW         DEB  25179MAA1    1,967,321  1580,000       1580,000        0        0      1580,000        0        0
DEVON ENERGY CORP NEW         DEB  25179MAB9      620,695   500,000        500,000        0        0       500,000        0        0
DONNELLEY R R & SONS CO       COM  257867101    1,297,450    35,000         35,000        0        0        35,000        0        0
ELECTRONICS FOR IMAGING INC   DBCV 286082AA0      563,823   552,000        552,000        0        0       552,000        0        0
ENTRUST INC                   COM  293848107    1,099,845   196,401        196,401        0        0       196,401        0        0
EURONET WORLDWIDE INC         COM  298736109       85,811     2,900          2,900        0        0         2,900        0        0
EURONET WORLDWIDE INC         COM  298736109      443,850    15,000 PUT     15,000        0        0        15,000        0        0
FORD MTR CO DEL               COM  345370860      266,225    27,000         27,000        0        0        27,000        0        0
FORD MTR CO DEL               COM  345370860      285,940    29,000 PUT     29,000        0        0        29,000        0        0
GENERAL ELEC CO               COM  369604103   11,818,170   351,000        351,000        0        0       351,000        0        0
GENERAL MTRS CORP             COM  370442105      566,285    18,500 CALL    18,500        0        0        18,500        0        0
GLAMIS GOLD LTD               COM  376775102      229,840    10,400 CALL    10,400        0        0        10,400        0        0
GUIDANT CORP                  COM  401698105      241,115     3,500 CALL     3,500        0        0         3,500        0        0
GUIDANT CORP                  COM  401698105    9,589,488   139,200 PUT    139,200        0        0       139,200        0        0
INTERNATIONAL GAME TECHNOLOG  COM  459902102      137,700     5,100          5,100        0        0         5,100        0        0
INTERNATIONAL GAME TECHNOLOG  COM  459902102      378,000    14,000 PUT     14,000        0        0        14,000        0        0
J JILL GROUP INC              COM  466189107      284,760    18,000         18,000        0        0        18,000        0        0
JETBLUE AWYS CORP             COM  477143101      352,000    20,000 PUT     20,000        0        0        20,000        0        0
LABORATORY CORP AMER HLDGS    NOTE 50540RAC6    1,836,425  2500,000       2500,000        0        0      2500,000        0        0
LAMAR ADVERTISING CO          CL A 512815101    2,173,392    47,946         47,946        0        0        47,946        0        0
LEAR CORP                     COM  521865105      934,175    27,500 PUT     27,500        0        0        27,500        0        0
MBIA INC                      COM  55262C100      848,680    14,000         14,000        0        0        14,000        0        0
MBIA INC                      COM  55262C100      606,200    10,000 PUT     10,000        0        0        10,000        0        0
MCDONALDS CORP                COM  580135101    1,269,271    37,900         37,900        0        0        37,900        0        0
MCDONALDS CORP                COM  580135101      706,639    21,100 PUT     21,100        0        0        21,100        0        0
MERCK & CO INC                COM  589331107      247,611     9,100          9,100        0        0         9,100        0        0
MERCK & CO INC                COM  589331107      272,100    10,000 PUT     10,000        0        0        10,000        0        0
METALS USA INC                COM  591324207    3,165,366   154,710        154,710        0        0       154,710        0        0
NASDAQ STOCK MARKET INC       COM  631103108   17,381,227   685,650        685,650        0        0       685,650        0        0
NEXTEL PARTNERS INC           CL A 65333F107      609,930    24,300         24,300        0        0        24,300        0        0
OSI PHARMACEUTICALS INC       COM  671040103      945,650    32,341         32,341        0        0        32,341        0        0
           PAGE TOTAL              51           91,570,800
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE SEP05
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

PENNEY J C INC                COM  708160106      569,040    12,000 CALL    12,000        0        0        12,000        0        0
PENNEY J C INC                COM  708160106    1,398,890    29,500 PUT     29,500        0        0        29,500        0        0
QLT INC                       NOTE 746927AB8      458,215   500,000        500,000        0        0       500,000        0        0
RYERSON TULL INC NEW          NOTE 78375PAD9    2,714,782  2300,000       2300,000        0        0      2300,000        0        0
SIX FLAGS INC                 NOTE 83001PAJ8    1,583,328  1260,000       1260,000        0        0      1260,000        0        0
SMITHFIELD FOODS INC          COM  832248108       77,168     2,600          2,600        0        0         2,600        0        0
SMITHFIELD FOODS INC          COM  832248108      412,552    13,900 PUT     13,900        0        0        13,900        0        0
SPRINT NEXTEL CORP            COM  852061100      237,800    10,000 CALL    10,000        0        0        10,000        0        0
SPRINT NEXTEL CORP            COM  852061100      218,776     9,200 PUT      9,200        0        0         9,200        0        0
TALISMAN ENERGY INC           COM  87425E103    2,686,200    55,000 CALL    55,000        0        0        55,000        0        0
TANOX INC                     COM  87588Q109      241,725    16,500         16,500        0        0        16,500        0        0
WALTER INDS INC               NOTE 93317QAC9    5,622,020  2000,000       2000,000        0        0      2000,000        0        0
WILLIAMS COS INC DEL          COM  969457100    2,454,900    98,000         98,000        0        0        98,000        0        0
WILLIAMS COS INC DEL          COM  969457100        2,505       100 CALL       100        0        0           100        0        0
WILLIAMS COS INC DEL          COM  969457100    2,454,900    98,000 PUT     98,000        0        0        98,000        0        0
WISCONSIN ENERGY CORP         COM  976657106      399,200    10,000         10,000        0        0        10,000        0        0
           PAGE TOTAL              16           21,532,001
          GRAND TOTAL              67          113,102,801

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